UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 98.9%‡
CHINA — 98.9%
Consumer Discretionary — 10.0%
Beijing Gehua CATV Network, Cl A	5,900	$19,562
Beiqi Foton Motor, Cl A	29,900	29,147
Byd, Cl A *	3,452	34,235
China High-Speed Railway Technology, Cl A *	8,200	14,876
China International Travel Service, Cl A	3,470	31,694
China South Publishing & Media Group, Cl A	6,700	24,660
Chongqing Changan Automobile, Cl A	12,300	32,144
CITIC Guoan Information Industry, Cl A	5,500	17,236
Guangdong Alpha Animation and Culture, Cl A	8,168	65,044
Huawen Media Investment, Cl A	6,900	15,971
Huayu Automotive Systems, Cl A	12,600	32,715
Hunan TV & Broadcast Intermediary, Cl A	5,126	20,966
Liaoning Cheng Da, Cl A	7,100	24,710
Midea Group, Cl A	10,200	51,553
Qingdao Haier, Cl A (A)(B)	16,100	26,207
SAIC Motor, Cl A	16,700	54,573
Shanghai Oriental Pearl Media, Cl A	6,700	39,094
Shenzhen Overseas Chinese Town, Cl A	25,200	34,150
Suning Commerce Group, Cl A	18,200	37,697
TCL, Cl A	40,300	26,438
Visual China Group, Cl A *	2,700	15,804
Wanda Cinema Line, Cl A	900	16,632
Wanxiang Qianchao, Cl A	6,600	23,001
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A *	1,900	14,296
Zhejiang Wanfeng Auto Wheel, Cl A *	2,900	14,371
		716,776
Consumer Staples — 5.9%
Beijing Dabeinong Technology Group, Cl A	13,200	24,820
Gansu Yasheng Industrial Group, Cl A	20,500	23,172
Henan Shuanghui Investment & Development, Cl A	12,400	38,974
Inner Mongolia Yili Industrial Group, Cl A	15,800	39,977
Kweichow Moutai, Cl A	2,700	90,722
New Hope Liuhe, Cl A (A)(B)	10,200	28,274
Shanxi Xinghuacun Fen Wine Factory, Cl A	11,200	33,236
Shenzhen Agricultural Products, Cl A	7,800	21,249
Tsingtao Brewery, Cl A	8,600	43,970

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wuliangye Yibin, Cl A	9,700	$40,750
Yonghui Superstores, Cl A	17,400	27,064
		412,208
Energy — 2.7%
China Merchants Energy Shipping, Cl A	19,600	21,400
Jizhong Energy Resources, Cl A	39,400	30,580
Offshore Oil Engineering, Cl A	20,100	27,703
Shanxi Lu'an Environmental Energy Development, Cl A	30,400	30,056
Shanxi Xishan Coal & Electricity Power, Cl A	31,500	29,494
Wintime Energy, Cl A	31,970	23,484
Yang Quan Coal Industry Group, Cl A	30,100	29,944
		192,661
Financials — 33.1%
Agricultural Bank of China, Cl A	176,600	87,843
Avic Capital, Cl A	12,000	28,791
Bank of Beijing, Cl A	28,880	46,832
Bank of China, Cl A	155,100	95,779
Bank of Communications, Cl A	85,500	84,794
Changjiang Securities, Cl A	14,000	26,777
China Everbright Bank, Cl A	88,400	57,721
China Fortune Land Development, Cl A	7,000	33,116
China Life Insurance, Cl A	10,900	47,520
China Merchants Bank, Cl A	43,500	120,513
China Merchants Securities, Cl A	13,500	45,114
China Merchants Shekou Industrial Zone *	14,982	48,128
China Minsheng Banking, Cl A	64,100	95,159
China Pacific Insurance Group, Cl A	13,600	60,444
China Vanke, Cl A (A)(B)	20,900	78,114
CITIC Securities, Cl A	20,800	61,981
Dongxing Securities, Cl A	3,600	16,615
Everbright Securities, Cl A	9,700	34,267
Financial Street Holdings, Cl A	15,700	27,877
Founder Securities, Cl A *	20,900	30,898
Gemdale, Cl A	12,500	26,565
Geo-Jade Petroleum, Cl A (A)(B)	6,020	8,010
GF Securities, Cl A	14,200	42,533
Guosen Securities, Cl A	8,700	26,461
Guotai Junan Securities, Cl A	10,700	39,382
Guoyuan Securities, Cl A	6,500	22,612
Haitong Securities, Cl A	18,000	43,852

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huatai Securities, Cl A	12,600	$38,264
Huaxia Bank, Cl A	26,300	49,169
Industrial & Commercial Bank of China, Cl A	120,500	84,990
Industrial Bank, Cl A	40,300	105,938
Industrial Securities, Cl A (A)(B)	15,000	25,410
Oceanwide Holdings, Cl A	14,800	28,603
Orient Securities, Cl A	7,500	26,899
Ping An Bank, Cl A	31,900	58,901
Ping An Insurance Group of China, Cl A	22,500	124,738
Poly Real Estate Group, Cl A	26,000	42,602
RiseSun Real Estate Development, Cl A	15,000	22,014
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	3,600	27,797
Shanghai Pudong Development Bank, Cl A	39,100	110,010
Shanghai SMI Holding, Cl A (A)(B)	8,075	28,527
Shanghai Zhangjiang High-Tech Park Development, Cl A	5,000	22,199
Shanxi Securities, Cl A	8,500	19,949
Shenwan Hongyuan Group, Cl A *	26,100	43,047
Sinolink Securities, Cl A	10,500	26,066
Southwest Securities, Cl A	17,000	25,918
Suning Universal, Cl A	8,600	17,468
Western Securities, Cl A	6,200	31,422
Zhejiang China Commodities City Group, Cl A	16,800	23,776
Zhongtian Urban Development Group, Cl A	12,500	17,556
		2,338,961
Health Care — 6.5%
Beijing Tongrentang, Cl A	5,700	39,158
China National Accord Medicines, Cl A (A)(B)	800	8,926
China Resources Sanjiu Medical & Pharmaceutical, Cl A	8,500	35,735
Da An Gene of Sun Yat-Sen University, Cl A	2,600	16,488
Guizhou Bailing Group Pharmaceutical, Cl A	5,200	20,548
Hengkang Medical Group, Cl A *(A)(B)	14,750	37,229
Jiangsu Hengrui Medicine, Cl A	4,800	36,309
Kangmei Pharmaceutical, Cl A	11,000	28,713
Searainbow Holding, Cl A *	4,000	20,629
Shanghai RAAS Blood Products, Cl A	4,900	30,010
Shenzhen Salubris Pharmaceuticals, Cl A	6,900	32,005
Sichuan Kelun Pharmaceutical, Cl A	9,900	28,357
Tasly Pharmaceutical Group, Cl A	5,900	37,179
Tonghua Dongbao Pharmaceutical, Cl A	5,600	23,431
Yunnan Baiyao Group, Cl A	3,500	39,142

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,400	$25,425
		459,284
Industrials — 19.0%
AVIC Aero-Engine Controls, Cl A	3,700	18,017
AVIC Aircraft, Cl A	7,500	28,609
Avic Aviation Engine, Cl A	5,000	34,672
China COSCO Holdings, Cl A *	18,200	25,281
China CSSC Holdings, Cl A	4,800	25,746
China Eastern Airlines, Cl A *	25,100	29,415
China First Heavy Industries, Cl A	19,500	23,934
China Railway Construction, Cl A	22,000	45,670
China Railway Group, Cl A	40,100	67,434
China Shipbuilding Industry, Cl A	40,100	58,048
China Shipping Container Lines, Cl A *	20,500	22,225
China Southern Airlines, Cl A	20,800	27,451
China Spacesat, Cl A	3,400	22,274
China State Construction Engineering, Cl A	66,000	64,439
China XD Electric, Cl A	23,500	24,645
CRRC, Cl A	49,100	97,163
Daqin Railway, Cl A	37,800	50,178
Eternal Asia Supply Chain Management, Cl A *	2,900	20,570
Galaxy Biomedical Investment, Cl A *	3,700	16,256
Guangshen Railway, Cl A	34,300	26,463
Guangzhou Shipyard International, Cl A	3,900	23,837
Guoxuan High-Tech	2,800	15,997
Hainan Airlines, Cl A	45,200	27,077
Hefei Meiya Optoelectronic Technology, Cl A	3,300	20,506
Henan Pinggao Electric, Cl A	6,700	20,120
Jihua Group, Cl A	11,300	19,960
Luxshare Precision Industry, Cl A	4,800	23,617
Metallurgical Corp of China, Cl A	30,200	27,997
NARI Technology, Cl A	11,200	28,769
Ningbo Port, Cl A (A)(B)	41,550	46,966
Power Construction Corp of China, Cl A	31,600	39,077
Sany Heavy Industry, Cl A	29,400	29,791
Shanghai Electric Group, Cl A	15,600	27,723
Sinovel Wind Group, Cl A *	31,000	20,385
Suzhou Gold Mantis Construction Decoration, Cl A	7,200	20,712
Taihai Manoir Nuclear Equipment, Cl A *	1,800	18,281
TangShan Port Group, Cl A (A)(B)	6,000	7,299

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Tianjin Port, Cl A	22,000	$38,182
Xiamen C & D, Cl A *(A)(B)	24,500	59,462
Xinjiang Goldwind Science & Technology, Cl A	8,000	28,077
Zhejiang Chint Electrics, Cl A	5,891	23,397
Zhejiang Wanma, Cl A	3,000	13,906
Zhengzhou Yutong Bus, Cl A	7,938	27,492
		1,337,120
Information Technology — 9.2%
Addsino, Cl A *	5,100	14,962
Aisino, Cl A (A)(B)	2,400	22,730
Beijing Shiji Information Technology, Cl A	1,000	23,254
BOE Technology Group, Cl A	86,900	39,746
Chengdu Santai Holding Group, Cl A	3,600	15,412
China Security & Fire, Cl A (A)(B)	7,500	34,234
DHC Software, Cl A (A)(B)	8,800	33,039
Dongxu Optoelectronic Technology, Cl A	15,000	20,975
GoerTek, Cl A	4,700	25,043
Guangzhou Haige Communications Group, Cl A (A)(B)	8,000	20,377
Hangzhou Hikvision Digital Technology, Cl A	9,400	49,782
Hangzhou Liaison Interactive Information Technology, Cl A	1,800	17,020
Hundsun Technologies, Cl A	1,900	17,839
Iflytek, Cl A	3,900	22,252
Inspur Electronic Information Industry, Cl A	3,600	17,580
Neusoft, Cl A	4,300	20,561
Sanan Optoelectronics, Cl A	7,453	27,867
Shenzhen Kingdom Sci-Tech, Cl A	2,400	18,180
Tianjin Zhonghuan Semiconductor, Cl A	10,500	19,760
Tongfang Guoxin Electronics, Cl A (A)(B)	5,500	52,022
Tsinghua Tongfang, Cl A	9,700	27,007
Venustech Group, Cl A	3,100	15,277
Westone Information Industry, Cl A	1,600	13,850
Yonyou Network Technology, Cl A	4,700	23,024
Zhejiang Dahua Technology, Cl A	4,100	23,298
ZTE, Cl A	10,540	30,239
		645,330
Materials — 8.1%
Aluminum Corp of China, Cl A *	37,100	28,395
Anhui Conch Cement, Cl A	16,300	42,924
Beijing Kingee Culture Development, Cl A	2,800	14,126
CEFC Anhui International Holding, Cl A (A)(B)	10,300	62,924

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hongda Xingye, Cl A	4,600	$18,468
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	15,000	32,386
Inner Mongolia BaoTou Steel Union, Cl A *	80,400	44,697
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	12,000	21,159
Jiangsu Kangde Xin Composite Material, Cl A	4,900	28,750
Jiangsu Protruly Vision Technology Group, Cl A *	8,000	20,291
Jiangxi Copper, Cl A	13,700	33,208
Kingenta Ecological Engineering Group, Cl A	7,700	24,119
Luxin Venture Capital Group, Cl A (A)(B)	2,600	15,435
Pangang Group Vanadium Titanium & Resources, Cl A	50,400	28,485
Pengxin International Mining, Cl A (A)(B)	5,300	5,909
Shandong Nanshan Aluminum, Cl A (A)(B)	7,500	8,362
Shanxi Taigang Stainless Steel, Cl A	59,500	37,568
Sinopec Shanghai Petrochemical, Cl A *	24,600	24,548
Western Mining, Cl A	25,500	29,020
Zhejiang Juhua, Cl A	5,500	19,879
Zijin Mining Group, Cl A	59,600	32,307
		572,960
Telecommunication Services — 0.7%
China United Network Communications, Cl A	50,500	48,061
Utilities — 3.7%
China National Nuclear Power, Cl A *	27,500	40,401
China Yangtze Power, Cl A	31,900	66,614
GD Power Development, Cl A	57,400	34,739
Huadian Power International, Cl A	31,106	32,574
SDIC Power Holdings, Cl A	19,600	25,203
Shenergy, Cl A	30,400	35,346
Shenzhen Energy Group, Cl A	18,200	27,495
		262,372
TOTAL COMMON STOCK
(Cost $6,874,738)		6,985,733

TOTAL INVESTMENTS — 98.9%
(Cost $6,874,738)†		$6,985,733

Percentages are based on Net Assets of $7,061,030

Schedule of Investments (unaudited)	December 31, 2015

KraneShares Bosera MSCI China A Share ETF

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of December 31, 2015 was $609,456 and represents 8.6% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2015 was $609,456 and represents 8.6% of Net Assets.

 Cl — Class

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$690,569	$—	$26,207	$716,776
Consumer Staples	383,934	—	28,274	412,208
Energy	192,661	—	—	192,661
Financials	2,198,900	—	140,061	2,338,961
Health Care	413,129	—	46,155	459,284
Industrials	1,223,393	—	113,727	1,337,120
Information Technology	482,928	—	162,402	645,330
Materials	480,330	—	92,630	572,960
Telecommunication Services	48,061	—	—	48,061
Utilities	262,372	—	—	262,372
Total Common Stock	6,376,277	—	609,456	6,985,733
Total Investments in Securities	$6,376,277	$—	$609,456	$6,985,733

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2015	$1,703,442
Accrued discounts/premiums	—
Realized gain/(loss)	75,659
Change in unrealized appreciation/(depreciation)	(139,070)
Purchases	185,409
Sales	(572,341)
Transfer into Level 3	500,268
Transfer out of Level 3	(1,143,911)
Ending balance as of December 31, 2015	$609,456

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$569,801

† At December 31, 2015, the tax basis cost of the Fund’s investments was $6,874,738, and the unrealized appreciation and depreciation were $349,873 and $(238,878), respectively.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2015, there were transfers between Level 1 and Level 3 investments. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0400

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — 96.3%‡
CHINA — 90.6%
Consumer Discretionary — 14.7%
Brilliance China Automotive Holdings	2,374	$2,987
Byd, Cl H *	3,933	21,644
China Travel International Investment Hong Kong	17,434	7,333
Cogobuy Group *(A)	10,165	13,588
Ctrip.com International ADR *	2,662	123,330
Dongfeng Motor Group, Cl H	998	1,334
Geely Automobile Holdings	14,132	7,531
GOME Electrical Appliances Holding	101,274	16,857
Great Wall Motor, Cl H	19,222	22,396
Intime Retail Group	13,899	13,701
JD.com ADR *	3,841	123,930
Jumei International Holding ADR *	1,177	10,664
New Oriental Education & Technology Group ADR	336	10,540
Qunar Cayman Islands ADR *	248	13,079
Shenzhou International Group Holdings	61	351
Vipshop Holdings ADR *	2,291	34,984
		424,249
Consumer Staples — 1.4%
China Agri-Industries Holdings	14,712	5,049
China Huishan Dairy Holdings	45,226	17,331
China Modern Dairy Holdings	1,278	332
China Resources Enterprise	7,915	16,953
Tingyi Cayman Islands Holding	634	905
Want Want China Holdings	452	337
		40,907
Health Care — 0.6%
China Animal Healthcare *(B)(C)	4,000	5
China Traditional Chinese Medicine *	15,256	10,315
Luye Pharma Group *	2,100	2,189
Shanghai Pharmaceuticals Holding, Cl H	2,130	4,612
Sihuan Pharmaceutical Holdings Group (B)(C)	27,024	35
Sinopharm Group, Cl H	80	321
		17,477
Industrials — 14.1%
Air China, Cl H	14,141	11,148
AviChina Industry & Technology, Cl H	31,565	24,844
China Communications Construction, Cl H	28,738	29,368

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China COSCO Holdings, Cl H *	33,653	$15,285
China Eastern Airlines, Cl H *	28,381	16,150
China Everbright International	14,046	18,051
China International Marine Containers Group, Cl H	9,127	16,699
China Lesso Group Holdings	22,406	15,641
China Machinery Engineering, Cl H	11,995	8,806
China Merchants Holdings International	105	334
China Railway Construction, Cl H	16,264	20,167
China Railway Group, Cl H	29,721	22,588
China Shipping Container Lines, Cl H *	60,714	16,921
China Shipping Development, Cl H	5,927	3,938
China Southern Airlines, Cl H	30,311	23,388
China State Construction International Holdings	707	1,228
CITIC	1,632	2,889
CRRC	30,143	37,260
Dongfang Electric, Cl H	10,923	11,120
Fosun International	19,846	30,985
Shanghai Electric Group, Cl H	35,803	18,987
Shanghai Industrial Holdings	1,673	4,393
Shenzhen International Holdings	5,343	9,886
Sinotrans, Cl H	26,000	13,989
Weichai Power, Cl H	9,368	10,371
Zhuzhou CSR Times Electric, Cl H	3,396	19,740
Zoomlion Heavy Industry Science and Technology	31,736	11,834
		416,010
Information Technology — 53.3%
21Vianet Group ADR *	440	9,302
58.com ADR *	451	29,748
Alibaba Group Holding ADR *	5,473	444,791
Alibaba Health Information Technology *	30,000	20,748
Autohome ADR *	148	5,168
Baidu ADR *	1,672	316,075
Bitauto Holdings ADR *	433	12,245
Hollysys Automation Technologies	320	7,098
NetEase ADR	337	61,078
Qihoo 360 Technology ADR *	514	37,424
Semiconductor Manufacturing International *	110,164	11,229
SINA *	340	16,796
Sohu.com *	167	9,551
SouFun Holdings ADR	1,661	12,275

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sunny Optical Technology Group	5,075	$11,669
Tencent Holdings	23,842	469,140
Trina Solar ADR *	785	8,651
Weibo ADR *	461	8,989
Xinjiang Goldwind Science & Technology, Cl H	5,513	10,599
Xinyi Solar Holdings	35,712	14,607
Youku Tudou ADR *	1,015	27,537
YY ADR *	150	9,370
		1,554,090
Materials — 5.7%
Aluminum Corp of China, Cl H *	82,822	27,464
Angang Steel, Cl H	46,952	19,023
Anhui Conch Cement, Cl H	3,292	8,856
BBMG, Cl H	35,674	24,258
China Hongqiao Group	43,583	25,924
China Lumena New Materials *(B)(C)	28,720	37
China Molybdenum, Cl H	89,346	16,716
China National Building Material, Cl H	44,765	21,487
China Shanshui Cement Group (B)(C)	10,672	2,864
Jiangxi Copper, Cl H	16,215	19,228
Tianhe Chemicals Group *(A)(B)(C)	40,000	52
		165,909
Utilities — 0.8%
Beijing Jingneng Clean Energy, Cl H	11,632	4,127
China Suntien Green Energy, Cl H	73,740	11,798
ENN Energy Holdings	552	2,945
Huadian Fuxin Energy, Cl H	14,640	4,194
		23,064
TOTAL CHINA		2,641,706
HONG KONG — 5.7%
Consumer Discretionary — 1.5%
Alibaba Pictures Group *	106,463	26,375
Haier Electronics Group	7,370	14,949
Skyworth Digital Holdings	5,806	3,791
		45,115
Health Care — 0.5%
Sino Biopharmaceutical	14,701	13,392
Industrials — 0.7%
China High Speed Transmission Equipment Group	25,371	20,427

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.9%
GCL-Poly Energy Holdings	123,860	$18,538
Hanergy Thin Film Power Group *(B)(C)	65,064	7,220
		25,758
Materials — 2.1%
China Resources Cement Holdings	16,721	5,135
Huabao International Holdings	59,490	21,723
Lee & Man Paper Manufacturing	11,570	6,464
Nine Dragons Paper Holdings	44,800	26,533
		59,855
TOTAL HONG KONG		164,547
TOTAL COMMON STOCK
(Cost $2,418,076)		2,806,253

	Number of Rights
RIGHTS — 0.0%
HONG KONG — 0.0%
Utilities — 0.0%
GCL-Poly Energy Holdings Ltd., Expires 01/25/2016*
(Cost $–)	24,772	128

TOTAL INVESTMENTS — 96.3%
(Cost $2,418,076)†		$2,806,381

Percentages are based on Net Assets of $2,914,979

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of December 31, 2015 was $10,213 and represents 0.4% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2015 was $10,213 and represents 0.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI New China ETF

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$424,249	$—	$—	$424,249
Consumer Staples	40,907	—	—	40,907
Health Care	17,437	—	40	17,477
Industrials	416,010	—	—	416,010
Information Technology	1,554,090	—	—	1,554,090
Materials	162,956	—	2,953	165,909
Utilities	23,064	—	—	23,064
Hong Kong
Consumer Discretionary	45,115	—	—	45,115
Health Care	13,392	—	—	13,392
Industrials	20,427	—	—	20,427
Information Technology	18,538	—	7,220	25,758
Materials	59,855	—	—	59,855
Total Common Stock	2,796,040	—	10,213	2,806,253
Rights	128	—	—	128
Total Investments in Securities	$2,796,168	$—	$10,213	$2,806,381

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2015	$82,763
Accrued discounts/premiums	—
Realized gain/(loss)	(3,194)
Change in unrealized appreciation/(depreciation)	(22,923)
Purchases	—
Sales	—
Transfer into Level 3	10,090
Transfer out of Level 3	(56,523)
Ending balance as of December 31, 2015	$10,213

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(363,235)

† At December 31, 2015, the tax basis cost of the Fund’s investments was $2,418,076, and the unrealized appreciation and depreciation were $606,719 and $(218,414), respectively.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2015, there were transfers between Level 1 and Level 3 investments. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0500

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.5%‡
CHINA — 99.4%
Consumer Discretionary — 25.6%
500.com ADR, Cl A *	82,739	$1,663,054
Cogobuy Group *(A)	1,207,818	1,614,549
Ctrip.com International ADR *	249,662	11,566,840
E-Commerce China Dangdang ADR, Cl A *	165,875	1,192,641
JD.com ADR *	352,569	11,375,639
Jumei International Holding ADR *	205,644	1,863,135
Qunar Cayman Islands ADR *	68,358	3,605,201
TAL Education Group ADR *	100,015	4,647,697
Tuniu ADR *	102,144	1,632,261
Vipshop Holdings ADR *	461,788	7,051,503
		46,212,520
Industrials — 1.3%
51job ADR *	77,733	2,290,014
Information Technology — 72.5%
21Vianet Group ADR *	137,158	2,899,520
58.com ADR *	115,528	7,620,227
Alibaba Group Holding ADR *	198,901	16,164,684
Autohome ADR *	108,544	3,790,356
Baidu ADR *	73,515	13,897,276
Bitauto Holdings ADR *	95,955	2,713,607
Boyaa Interactive International	300,984	126,217
Changyou.com ADR *	65,569	1,627,423
Cheetah Mobile ADR *	148,614	2,380,796
Forgame Holdings *	39,756	66,891
HC International *	1,823,900	1,101,379
Kingsoft	2,387,470	5,846,878
Momo ADR *	198,051	3,172,777
NetEase ADR	43,258	7,840,080
Ourgame International Holdings	1,331,000	987,497
Pacific Online	826,676	250,665
Phoenix New Media ADR *	232,999	1,402,654
Qihoo 360 Technology ADR *	104,587	7,614,979
SINA *	146,140	7,219,316
Sohu.com *	81,057	4,635,650
SouFun Holdings ADR	634,116	4,686,117
Tencent Holdings	975,912	19,203,058
Tian Ge Interactive Holdings (A)	2,455,000	1,023,161
Weibo ADR *	77,531	1,511,855

Schedule of Investments (unaudited)	December 31, 2015

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Youku Tudou ADR *	276,001	$7,487,907
YY ADR *	93,102	5,816,082
		131,087,052
TOTAL CHINA		179,589,586
HONG KONG — 1.1%
Information Technology — 1.1%
NetDragon Websoft	718,752	1,989,281
TOTAL COMMON STOCK
(Cost $186,971,881)		181,578,867

TOTAL INVESTMENTS — 100.5%
(Cost $186,971,881)†		$181,578,867

Percentages are based on Net Assets of $180,692,287

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

 ADR — American Depositary Receipt

Cl — Class

As of December 31, 2015, all of the Fund's investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At December 31, 2015, the tax basis cost of the Fund’s investments was $186,971,881, and the unrealized appreciation and depreciation were $6,827,099 and $(12,220,113), respectively.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-0500

Schedule of Investments (unaudited)	December 31, 2015

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)	Value
COMMERCIAL PAPER — 85.3%
CHINA— 85.3%
Consumer Discretionary — 2.1%
Hangzhou Tourism Trading
4.450%, 04/27/2016	5,000,000	$773,050

Energy — 15.2%
China Energy Conservation & Environmental Protection Group
3.200%, 09/11/2016	10,000,000	1,542,197
China National Nuclear
2.960%, 09/06/2016	2,000,000	308,185
Jingmei Group
4.350%, 05/08/2016	10,000,000	1,541,507
Jinneng Group
3.540%, 07/31/2016	5,000,000	768,578
Yangquan Coal Industry Group Ltd.
3.900%, 11/04/2016	10,000,000	1,532,966
		5,693,433

Financials — 23.6%
Beijing Haidian State-Owned Assets Operation
5.050%, 03/27/2016	2,000,000	309,334
Beijing State-Owned Asset
3.850%, 02/02/2016	20,000,000	3,081,948
Chongqing Yufu Asset Management Group Ltd.
3.200%, 11/04/2016	3,000,000	462,602
CQ Jiangbeizui Development & Investment
4.200%, 05/11/2016	20,000,000	3,090,776
Gansu Asset Investment
5.200%, 04/07/2016	10,000,000	1,548,425
Wuxi Guolian Development Group
3.470%, 08/12/2016	2,000,000	308,855
		8,801,940

Industrials — 10.8%
China Heavy Duty Truck
4.270%, 04/27/2016	4,000,000	618,047
China Shipping Group
3.060%, 07/31/2016	10,000,000	1,540,789
Hangzhou Municipal Construction and Development Ltd.
3.000%, 12/25/2016	4,000,000	614,869

Schedule of Investments (unaudited)	December 31, 2015

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)/Shares	Value
COMMERCIAL PAPER — continued
Industrials — continued
Xinxing Cathay International
4.300%, 01/23/2016	5,000,000	$770,503
		4,006,082

Materials — 17.0%
Baoshan Iron & Steel
3.180%, 10/26/2016	5,000,000	770,904
China Southern Glass
4.280%, 04/23/2016	4,000,000	617,566
Hebei Iron and Steel Group
5.250%, 02/05/2016	2,000,000	308,280
Qinghai Salt Lake Industry Ltd.
2.970%, 12/29/2016	20,000,000	3,077,800
Shhanxi Nonferrous Metal
4.990%, 02/10/2016	10,000,000	1,542,503
		6,317,053

Utilities — 16.6%
China Guodian
4.080%, 04/22/2016	3,000,000	463,540
China Huaneng Group
4.500%, 03/26/2016	2,000,000	309,042
Datang International Tuoketuo Power
4.980%, 03/18/2016	10,000,000	1,545,012
Huaneng Lancang Hydro
3.340%, 08/20/2016	5,000,000	771,836
State Power Investment
3.290%, 05/28/2016	20,000,000	3,085,398
		6,174,828
TOTAL COMMERCIAL PAPER
(Cost $32,703,831)		31,766,386

CASH EQUIVALENTS(2) — 8.1%
China Universal Express Income Money Market Fund, 2.589%(3)	352	54
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.647%(3)	9,596,200	1,478,015
Xianjinbao Real-Time Redemption Money Market Fund, 2.343%(3)	10,119,375	1,558,362
TOTAL CASH EQUIVALENTS
(Cost $3,110,932)		3,036,431

TOTAL INVESTMENTS — 93.4%
(Cost $35,814,763)		$34,802,817

Percentages are based on Net Assets of $37,256,602

Schedule of Investments (unaudited)	December 31, 2015

KraneShares E Fund China Commercial Paper ETF

(1) In CNY unless otherwise indicated.

(2) Class is not available.

(3) The rate shown is the 7-day effective yield as of December 31, 2015.

CNY — Chinese Yuan

 Ltd. — Limited

As of December 31, 2015, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At December 31, 2015, the tax basis cost of the Fund’s investments was $35,814,763, and the unrealized appreciation and depreciation were $561 and $(1,012,507), respectively.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0300

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 78.9%‡
BRAZIL — 2.3%
Consumer Discretionary — 0.3%
Cyrela Brazil Realty Empreendimentos e Participacoes	515	$976
Kroton Educacional	1,000	2,409
Lojas Renner	1,000	4,322
		7,707
Consumer Staples — 0.7%
Ambev	1,850	8,347
BRF	400	5,601
		13,948
Energy — 0.2%
Ultrapar Participacoes	205	3,132
Financials — 0.4%
Banco do Brasil	405	1,509
BB Seguridade Participacoes	400	2,460
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	1,000	2,753
BR Malls Participacoes	400	1,122
		7,844
Industrials — 0.3%
CCR	652	2,068
Embraer	400	3,053
WEG	496	1,874
		6,995
Information Technology — 0.2%
Cielo	480	4,076
Materials — 0.2%
Vale	1,400	4,611
Utilities — 0.0%
Cia Energetica de Minas Gerais	600	977
TOTAL BRAZIL		49,290
CHILE — 0.7%
Energy — 0.1%
Empresas COPEC	246	2,112
Financials — 0.2%
Banco de Credito e Inversiones	65	2,452
Banco Santander Chile	56,610	2,540
		4,992

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Latam Airlines Group *	267	$1,402
Utilities — 0.3%
Empresa Nacional de Electricidad	2,438	3,023
Enersis	11,240	2,713
		5,736
TOTAL CHILE		14,242
CHINA — 27.1%
Consumer Discretionary — 2.5%
Belle International Holdings	4,207	3,159
Brilliance China Automotive Holdings	2,148	2,702
Byd, Cl H *	3,475	19,123
Ctrip.com International ADR *	188	8,710
Dongfeng Motor Group, Cl H	2,392	3,198
Great Wall Motor, Cl H	1,914	2,230
Guangzhou Automobile Group, Cl H	2,800	2,497
JD.com ADR *	182	5,872
New Oriental Education & Technology Group ADR	150	4,705
Shanghai Jinjiang International Hotels Development	200	719
Vipshop Holdings ADR *	164	2,505
		55,420
Consumer Staples — 0.4%
China Resources Enterprise	1,216	2,605
Hengan International Group	560	5,289
Tsingtao Brewery, Cl H	531	2,405
		10,299
Energy — 2.4%
China Coal Energy, Cl H	45,070	17,272
China Oilfield Services, Cl H	1,678	1,444
China Petroleum & Chemical, Cl H	14,500	8,756
China Shenhua Energy, Cl H	2,201	3,459
CNOOC	9,826	10,232
Kunlun Energy	2,594	2,309
PetroChina, Cl H	11,784	7,724
		51,196
Financials — 8.4%
Agricultural Bank of China, Cl H	26,397	10,797
Bank of China, Cl H	48,396	21,606
Bank of Communications, Cl H	19,997	14,088
China CITIC Bank, Cl H	21,858	14,158

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Construction Bank, Cl H	57,296	$39,256
China Everbright	768	1,766
China Life Insurance, Cl H	7,483	24,186
China Overseas Land & Investment	2,839	9,964
China Resources Land	1,614	4,706
Chongqing Rural Commercial Bank, Cl H	3,386	2,049
Evergrande Real Estate Group	7,336	6,456
New China Life Insurance, Cl H	445	1,869
PICC Property & Casualty, Cl H	2,340	4,656
Ping An Insurance Group of China, Cl H	3,000	16,645
Shenzhen Investment	7,638	3,577
Sino-Ocean Land Holdings	4,428	2,840
		178,619
Health Care — 0.2%
Sinopharm Group, Cl H	888	3,563
Industrials — 3.6%
Anhui Expressway, Cl H	15,512	13,210
Beijing Enterprises Holdings	489	2,962
China Communications Construction, Cl H	14,690	15,012
China Everbright International	2,702	3,472
China International Marine Containers Group, Cl H	7,307	13,369
China Merchants Holdings International	1,155	3,674
China State Construction International Holdings	1,787	3,104
CITIC	3,780	6,692
COSCO Pacific	2,120	2,336
Jiangsu Expressway, Cl H	2,978	4,019
Yangzijiang Shipbuilding Holdings	3,600	2,792
Zhuzhou CSR Times Electric, Cl H	476	2,767
		73,409
Information Technology — 5.7%
Alibaba Group Holding ADR *	229	18,611
Baidu ADR *	173	32,704
Lenovo Group	3,826	3,885
NetEase ADR	78	14,136
Tencent Holdings	2,558	50,334
		119,670
Materials — 0.9%
Aluminum Corp of China, Cl H *	7,342	2,434
Anhui Conch Cement, Cl H	5,007	13,470

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China National Building Material, Cl H	3,472	$1,667
Jiangxi Copper, Cl H	1,544	1,831
		19,402
Telecommunication Services — 2.0%
China Mobile	2,972	33,554
China Telecom, Cl H	9,374	4,403
China Unicom Hong Kong	3,480	4,243
		42,200
Utilities — 1.0%
Beijing Enterprises Water Group	4,140	2,901
CGN Power, Cl H (A)	8,230	3,080
China Longyuan Power Group, Cl H	3,188	2,406
China Resources Power Holdings	1,483	2,886
ENN Energy Holdings	682	3,639
Guangdong Investment	2,168	3,071
Huaneng Power International, Cl H	2,777	2,397
		20,380
TOTAL CHINA		574,158
COLOMBIA — 0.8%
Consumer Staples — 0.1%
Almacenes Exito	311	1,323
Energy — 0.1%
Ecopetrol	5,045	1,764
Financials — 0.5%
Bancolombia	507	3,350
Financiera Colombiana	188	2,279
Grupo Aval Acciones y Valores	3,934	1,351
Grupo de Inversiones Suramericana	369	4,150
		11,130
Utilities — 0.1%
Isagen ESP	1,739	1,862
TOTAL COLOMBIA		16,079
CZECH REPUBLIC — 0.7%
Financials — 0.2%
Komercni banka as	26	5,174
Telecommunication Services — 0.2%
Ceska telekomunikacni infrastruktura *	231	1,661

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Telecommunication Services — continued
O2 Czech Republic	231	$2,331
		3,992
Utilities — 0.3%
CEZ	326	5,823
TOTAL CZECH REPUBLIC		14,989
EGYPT — 1.5%
Consumer Staples — 0.1%
Juhayna Food Industries	2,243	2,286
Financials — 1.0%
Commercial International Bank Egypt SAE	3,190	15,518
Egypt Kuwait Holding SAE	4,048	2,105
Egyptian Financial Group-Hermes Holding *	2,070	2,329
Talaat Moustafa Group	3,754	3,102
		23,054
Industrials — 0.1%
ElSwedy Electric	399	1,870
Materials — 0.1%
Ezz Steel *	1,071	1,223
Telecommunication Services — 0.2%
Global Telecom Holding SAE *	4,763	1,265
Telecom Egypt	1,642	1,346
		2,611
TOTAL EGYPT		31,044
HONG KONG — 0.4%
Financials — 0.1%
China Overseas Property Holdings *	946	155
Shimao Property Holdings	1,102	1,959
		2,114
Health Care — 0.2%
Sino Biopharmaceutical	4,104	3,739
Information Technology — 0.1%
Hanergy Thin Film Power Group *(B)(C)	4,364	484
Kingboard Chemical Holdings	1,416	2,262
		2,746
TOTAL HONG KONG		8,599
HUNGARY — 0.6%
Energy — 0.2%
MOL Hungarian Oil & Gas	70	3,430

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.2%
OTP Bank	210	$4,331
Health Care — 0.2%
Richter Gedeon Nyrt	206	3,894
TOTAL HUNGARY		11,655
INDIA — 19.1%
Consumer Discretionary — 1.4%
Tata Motors ADR *	974	28,704
Financials — 7.5%
HDFC Bank ADR	1,564	96,343
ICICI Bank ADR	7,952	62,264
		158,607
Health Care — 1.1%
Dr Reddy's Laboratories ADR	512	23,700
Information Technology — 8.6%
Infosys ADR	9,600	160,800
Wipro ADR	1,950	22,503
		183,303
Materials — 0.5%
Vedanta ADR	1,908	10,608
TOTAL INDIA		404,922
INDONESIA — 3.5%
Consumer Discretionary — 0.4%
Astra International	19,202	8,358
Consumer Staples — 0.5%
Charoen Pokphand Indonesia	9,350	1,764
Gudang Garam	609	2,430
Indofood Sukses Makmur	6,128	2,300
Unilever Indonesia	1,284	3,446
		9,940
Financials — 1.3%
Bank Central Asia	11,520	11,115
Bank Mandiri Persero	8,622	5,785
Bank Negara Indonesia Persero	7,176	2,598
Bank Rakyat Indonesia Persero	10,448	8,659
		28,157
Health Care — 0.1%
Kalbe Farma	24,282	2,325

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
Jasa Marga Persero	3,662	$1,388
United Tractors	1,904	2,341
		3,729
Materials — 0.3%
Indocement Tunggal Prakarsa	1,656	2,682
Semen Indonesia Persero	3,763	3,112
		5,794
Telecommunication Services — 0.6%
Telekomunikasi Indonesia Persero	51,748	11,656
Tower Bersama Infrastructure *	2,866	1,221
		12,877
Utilities — 0.1%
Perusahaan Gas Negara Persero	12,748	2,539
TOTAL INDONESIA		73,719
MALAYSIA — 1.1%
Consumer Discretionary — 0.1%
Genting	1,033	1,766
Consumer Staples — 0.1%
IOI	2,000	2,077
Financials — 0.4%
AMMB Holdings	1,616	1,705
CIMB Group Holdings	1,800	1,903
Malayan Banking	928	1,816
Public Bank	612	2,640
		8,064
Health Care — 0.1%
Genting Malaysia	2,274	2,320
Industrials — 0.2%
Gamuda	2,474	2,685
Sime Darby	1,279	2,309
		4,994
Materials — 0.1%
Petronas Chemicals Group	1,600	2,709
Telecommunication Services — 0.1%
Maxis	1,454	2,303
TOTAL MALAYSIA		24,233

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.6%
Consumer Discretionary — 0.4%
Grupo Televisa	1,674	$9,144
Consumer Staples — 1.4%
Coca-Cola Femsa	362	2,597
Controladora Comercial Mexicana	652	1,786
Consumer Staples — continued
Fomento Economico Mexicano	1,336	12,503
Grupo Bimbo, Ser A *	1,430	3,804
Wal-Mart de Mexico	3,372	8,491
		29,181
Financials — 0.8%
Fibra Uno Administracion	1,933	4,252
Grupo Financiero Banorte, Cl O	1,536	8,448
Grupo Financiero Inbursa, Cl O	1,376	2,478
Grupo Financiero Santander Mexico, Cl B	1,060	1,856
		17,034
Industrials — 0.7%
Alfa, Cl A	2,304	4,549
Grupo Aeroportuario del Pacifico, Cl B	346	3,046
Grupo Aeroportuario del Sureste, Cl B	254	3,587
Promotora y Operadora de Infraestructura *	267	3,134
		14,316
Materials — 0.6%
Cemex *	8,501	4,642
Grupo Mexico	2,492	5,308
Industrias Penoles	117	1,201
Mexichem	1,080	2,407
		13,558
Telecommunication Services — 0.7%
America Movil	19,782	13,882
Telesites *	989	642
		14,524
TOTAL MEXICO		97,757
MOROCCO — 0.2%
Financials — 0.2%
Douja Promotion Groupe Addoha	1,964	4,698

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
PERU — 0.6%
Financials — 0.5%
Credicorp	105	$10,219
Materials — 0.1%
Cia de Minas Buenaventura SAA ADR *	502	2,148
TOTAL PERU		12,367
PHILIPPINES — 1.5%
Consumer Staples — 0.1%
Universal Robina	580	2,293
Financials — 0.7%
Ayala	185	2,972
Ayala Land	4,400	3,221
Bank of the Philippine Islands	1,265	2,254
BDO Unibank	800	1,785
SM Prime Holdings	7,000	3,228
		13,460
Industrials — 0.6%
Aboitiz Equity Ventures	2,352	2,897
Alliance Global Group	4,200	1,437
International Container Terminal Services	1,217	1,818
JG Summit Holdings	1,720	2,679
SM Investments	240	4,407
		13,238
Information Technology — 0.1%
Philippine Long Distance Telephone	60	2,627
TOTAL PHILIPPINES		31,618
POLAND — 1.2%
Consumer Discretionary — 0.1%
LPP *	1	1,407
Energy — 0.2%
Polski Koncern Naftowy Orlen	242	4,158
Financials — 0.7%
Bank Pekao	102	3,706
Bank Zachodni WBK	35	2,517
Powszechna Kasa Oszczednosci Bank Polski	698	4,831
Powszechny Zaklad Ubezpieczen	440	3,790
		14,844
Materials — 0.1%
KGHM Polska Miedz	114	1,833

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Energa	394	$1,261
PGE Polska Grupa Energetyczna	676	2,190
		3,451
TOTAL POLAND		25,693
RUSSIA — 4.3%
Consumer Discretionary — 0.4%
Magnit *	56	8,609
Energy — 2.4%
Gazprom PAO	9,824	18,306
Lukoil PJSC	378	12,142
Novatek OAO	970	7,849
Rosneft OAO	1,064	3,689
Surgutneftegas *	6,322	2,941
Tatneft *	1,192	5,184
		50,111
Financials — 1.0%
Moscow Exchange MICEX-RTS PJSC	2,120	2,653
Sberbank of Russia	9,698	13,446
VTB Bank PJSC	4,573,252	4,990
		21,089
Materials — 0.4%
MMC Norilsk Nickel *	43	5,387
Uralkali PJSC	1,041	2,523
		7,910
Telecommunication Services — 0.1%
Mobile TeleSystems PJSC	976	2,806
TOTAL RUSSIA		90,525
SOUTH AFRICA — 1.2%
Consumer Discretionary — 0.4%
Naspers, Cl N	40	5,473
Steinhoff International Holdings	506	2,564
		8,037
Financials — 0.4%
Barclays Africa Group	110	1,019
FirstRand	576	1,575
MMI Holdings	810	1,150
Remgro	130	2,057

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Standard Bank Group	254	$1,860
		7,661
Health Care — 0.1%
Aspen Pharmacare Holdings	65	1,298
Industrials — 0.1%
Bidvest Group	130	2,753
Information Technology — 0.1%
Sasol	112	3,031
Telecommunication Services — 0.1%
MTN Group	272	2,333
TOTAL SOUTH AFRICA		25,113
TAIWAN — 2.2%
Financials — 0.2%
Cathay Financial Holding	1,855	2,615
Mega Financial Holding	3,555	2,300
		4,915
Information Technology — 1.3%
Asustek Computer	224	1,855
Delta Electronics	439	2,078
Hon Hai Precision Industry	1,982	4,877
MediaTek	276	2,101
Quanta Computer	1,011	1,631
Taiwan Semiconductor Manufacturing	3,163	13,770
		26,312
Materials — 0.6%
China Steel	4,869	2,661
Formosa Chemicals & Fibre	1,363	3,071
Formosa Plastics	1,348	3,160
Nan Ya Plastics	1,403	2,605
Taiwan Cement	2,268	1,885
		13,382
Telecommunication Services — 0.1%
Chunghwa Telecom	904	2,727
TOTAL TAIWAN		47,336
THAILAND — 1.5%
Consumer Staples — 0.3%
Charoen Pokphand Foods	3,042	1,547

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
CP ALL	3,296	$3,595
		5,142
Energy — 0.2%
PTT	465	3,153
PTT Exploration & Production	1,044	1,661
		4,814
Financials — 0.3%
Bank of Ayudhya	1,052	870
Kasikornbank	680	2,844
Siam Commercial Bank	1,000	3,321
		7,035
Industrials — 0.1%
Airports of Thailand	300	2,885
Materials — 0.4%
Bangkok Bank	487	2,064
PTT Global Chemical	1,600	2,223
Siam Cement	235	3,004
		7,291
Telecommunication Services — 0.2%
Advanced Info Service	705	2,978
Intouch Holdings	1,475	2,131
		5,109
TOTAL THAILAND		32,276
TURKEY — 3.5%
Consumer Discretionary — 0.2%
Arcelik	400	1,914
Tofas Turk Otomobil Fabrikasi	312	2,026
		3,940
Consumer Staples — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii	394	2,550
BIM Birlesik Magazalar	384	6,756
Coca-Cola Icecek	138	1,756
Ulker Biskuvi Sanayi	332	2,002
		13,064
Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri	218	5,198
Financials — 1.6%
Akbank	2,892	6,638

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,936	$3,506
Haci Omer Sabanci Holding	1,462	4,147
Turkiye Garanti Bankasi	3,474	8,474
Turkiye Halk Bankasi	1,002	3,567
Turkiye Is Bankasi, Cl C	2,182	3,439
Turkiye Vakiflar Bankasi TAO, Cl D	1,726	2,265
Yapi ve Kredi Bankasi	1,650	1,860
		33,896
Industrials — 0.4%
KOC Holding	1,116	4,179
TAV Havalimanlari Holding	332	2,069
Turk Hava Yollari AO *	916	2,319
		8,567
Materials — 0.1%
Eregli Demir ve Celik Fabrikalari	2,346	2,443
Telecommunication Services — 0.3%
Turk Telekomunikasyon	1,096	2,050
Turkcell Iletisim Hizmetleri	1,421	4,820
		6,870
TOTAL TURKEY		73,978
UNITED ARAB EMIRATES — 0.3%
Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	1,164	2,088
Emaar Properties PJSC	2,068	3,204
First Gulf Bank PJSC	534	1,839
TOTAL UNITED ARAB EMIRATES		7,131

TOTAL COMMON STOCK
(Cost $2,015,113)		1,671,422

AFFILIATED INVESTMENT COMPANY — 15.5%
UNITED STATES — 15.5%
KraneShares Bosera MSCI China A ETF * ‡‡
(Cost $428,313)	9,446	329,220

PREFERRED STOCK — 1.5%
BRAZIL— 1.5%
Consumer Discretionary — 0.1%
Lojas Americanas	441	2,163
Consumer Staples — 0.0%
Cia Brasileira de Distribuicao	94	995

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — 0.3%
Petroleo Brasileiro*	3,200	$5,419
Financials — 0.9%
Banco Bradesco	1,440	7,017
Itau Unibanco Holding	1,320	8,785
Itausa - Investimentos Itau	1,760	3,061
		18,863
Materials — 0.1%
Gerdau	651	765
Klabin	2,206	2,124
		2,889
Telecommunication Services — 0.1%
Telefonica Brasil	200	1,807
TOTAL BRAZIL		32,136
TOTAL PREFERRED STOCK
(Cost $60,773)		32,136

	Number of Rights
RIGHTS — 0.0%
BRAZIL — 0.0%
Financials — 0.0%
Banco Bradesco, Expires 02/03/2016*
(Cost $–)	47	25

TOTAL INVESTMENTS — 95.9%
(Cost $2,504,199)†		$2,032,803

Percentages are based on Net Assets of $2,118,669

‡‡ Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended December 31, 2015 are as follows:

Value of Shares as of 3/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held 12/31/15	Balance of Shares Held as of 12/31/15	Dividend Income
Krane Shares Boseera MSCI China A Share ETF
$504,876	$6,817	$(5,509)	$(176,549)	$(415)	$329,220	9,446	$-

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of December 31, 2015 was $484 and represents 0.0% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2015 was $484 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

Ser — Series

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$49,290	$—	$—	$49,290
Chile	14,242	—	—	14,242
China	55,420	—	—	55,420
Colombia	16,079	—	—	16,079
Czech Republic	14,989	—	—	14,989
Egypt	31,044	—	—	31,044
Hong Kong
Financials	2,114	—	—	2,114
Health Care	3,739	—	—	3,739
Information Technology	2,262	—	484	2,746
Hungary	11,655	—	—	11,655
India	404,922	—	—	404,922
Indonesia	73,719	—	—	73,719
Malaysia	24,233	—	—	24,233
Mexico	97,757	—	—	97,757
Morocco	4,698	—	—	4,698
Peru	12,367	—	—	12,367
Philippines	31,618	—	—	31,618
Poland	25,693	—	—	25,693
Russia	90,525	—	—	90,525
South Africa	25,113	—	—	25,113
Taiwan	47,336	—	—	47,336
Thailand	32,276	—	—	32,276
Turkey	73,978	—	—	73,978
United Arab Emirates	7,131	—	—	7,131
Total Common Stock	1,670,938	—	484	1,671,422
Affiliated Investment Company	329,220	—	—	329,220
Preferred Stock	32,136	—	—	32,136
Rights	25	—	—	25
Total Investments in Securities	$2,032,319	$—	$484	$2,032,803

Schedule of Investments (unaudited)	December 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2015	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	484
Transfer out of Level 3	—
Ending balance as of December 31, 2015	$484

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(15,754)

† At December 31, 2015, the tax basis cost of the Fund’s investments was $2,504,199, and the unrealized appreciation and depreciation were $55,214 and $(526,610), respectively.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2015, there were transfers between Level 1 and Level 3 investments. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-005-0200

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: February 29, 2016

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer
Date: February 29, 2016